Deferred Income Tax - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Amount of tax losses	$ 1.2	$ 1.2
Deferred tax assets expiration year	2027	2026
Investments in subsidiaries	$ 14.5	$ 12.1
After one year but not more than five years [member]
Statement [Line Items]
Amount of tax losses	0.1	0.1
After 5 years
Statement [Line Items]
Amount of tax losses	$ 0.2	$ 0.4